Equity Accounted Investees and Joint Operations	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Equity Accounted Investees and Joint Operations
Note 8 - Equity Accounted Investees and Joint Operations

In July 2019, the Company and the Israel Infrastructure Fund, or IIF, completed the co-investment in Israel Broadband Company (2013) Ltd., or IBC. After completion of the transaction, the Company and IIF hold by jointly and equally owned limited partnership 70% of IBC's share capital. Therefore, the Company indirectly holds 35% of the voting rights of IBC and accounts for the investment by the equity method.

The Company paid the sum of appx. NIS 56 million for its indirect stake in IBC, the majority of which was indirectly provided as shareholder loan to IBC (NIS 16 million of the amount paid for the share capital).

In addition, the Company sold its independent fiber-optic infrastructure in residential areas to IBC in an amount of appx. NIS 181 million (the capital gain recorded in other income was NIS 8 million). The amount was financed entirely through shareholder loans indirectly provided to IBC by the Company and IIF, each in the amount of appx. NIS 90 million.

For additional details, see Note 31(H), regarding communications.

Composition of the investments

December 31,
2019
NIS millions

Investments in equity accounted investees:
Purchase of share capital	16
Shareholder loans	141
Share in losses of equity accounted investees	(10)
Accumulated Interest	6
Other	(3)
150